Segmental reporting - Disclosure of income by geographic region (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating Income	£ 20,927	£ 19,037	£ 18,268
United Kingdom
Disclosure of operating segments [line items]
Operating Income	7,471	6,075	6,095
United Kingdom | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Operating Income	7,471	6,075	6,095
Americas
Disclosure of operating segments [line items]
Operating Income	9,652	8,864	8,200
Europe
Disclosure of operating segments [line items]
Operating Income	2,265	2,749	2,513
Asia
Disclosure of operating segments [line items]
Operating Income	1,453	1,267	1,373
Africa and Middle East
Disclosure of operating segments [line items]
Operating Income	86	82	87
United States | Income from individual countries which represent more than 5% of total income
Disclosure of operating segments [line items]
Operating Income	£ 9,498	£ 8,702	£ 8,013